As filed with the Securities and Exchange Commission on November 30, 2000 Registration No. 333-61135

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                       POST-EFFECTIVE AMENDMENT NO. 7 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)


                                    (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on November 30, 2000 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under M's Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select   Exec Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  M's Versatile Product basics; The death benefit

    (b)  Cumulative or distributive securities.........  M's Versatile Product basics; The death benefit



    (c) Withdrawal or redemption..........................................  Withdrawals, surrenders and loans

    (d) Conversion, transfer, etc. .......................................  Withdrawals, surrenders and loans

    (e) Periodic payment plan.............................................  N/A

    (f) Voting rights.....................................................  Voting Rights

    (g) Notice to security holders........................................  Reports we'll send you

    (h) Consents required.................................................  Voting Rights

    (i) Other provisions..................................................  N/A

11. Type of securities comprising units...................................  M's Versatile Product basics

12. Certain information regarding periodic payment plan certificates......  N/A

13. (a) Load, fees, expenses, etc. .......................................  Deductions from your premiums; Surrendering your policy

    (b) Certain information regarding periodic payment plan certificates..  N/A

    (c) Certain percentages...............................................  Deductions from your premiums

    (d) Difference in price...............................................  N/A

    (e) Certain other fees, etc. .........................................  Deductions from your premiums; Surrendering your policy

    (f) Certain other profits or benefits.................................  The death benefit; Your policy's accumulated value

    (g) Ratio of annual charges to income.................................  N/A

14. Issuance of trust's securities........................................  M's Versatile Product basics

15. Receipt and handling of payments from purchasers..........  How premiums work

16. Acquisition and disposition of underlying securities......  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption..................................  Withdrawals, surrenders and loans

18. (a) Receipt, custody and disposition of income............  Your policy's accumulated value

    (b) Reinvestment of distributions.........................  N/A

    (c) Reserves or special funds.............................  N/A

    (d) Schedule of distributions.............................  N/A

19. Records, accounts and reports.............................  Statements and Reports

20. Certain miscellaneous provisions of trust agreement:

    (a) Amendment.............................................  N/A

    (b) Termination...........................................  N/A

    (c) and (d) Trustees, removal and successor...............  N/A

    (e) and (f) Depositors, removal and successor.............  N/A

21. Loans to security holders.................................  Withdrawals, surrenders and loans

22. Limitations on liability..................................  N/A

23. Bonding arrangements......................................  N/A

24. Other material provisions of trust agreement..............  N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.......................................................  About Pacific Life

26.  Fees received by depositor......................................................  See Items 13(a) and 13(e)

27.  Business of depositor...........................................................  About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor.........  About Pacific Life

29.  Voting securities of depositor..................................................  N/A

30.  Persons controlling depositor...................................................  N/A

31.  Payments by depositor for certain services rendered to trust....................  N/A

32.  Payments by depositor for certain other services rendered to trust..............  N/A

33.  Remuneration of employees of depositor for certain services rendered to trust...  N/A

34.  Remuneration of other persons for certain services rendered to trust............  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states....................................  N/A

36.  Suspension of sales of trust's securities.......................................  N/A

37.  Revocation of authority to distribute...........................................  N/A

38. (a) Method of distribution............  How policies are distributed

    (b) Underwriting agreements...........  How policies are distributed

    (c) Selling agreements................  How policies are distributed

39. (a) Organization of principal
        underwriters......................  How policies are distributed

    (b) N.A.S.D. membership of principal
        underwriters......................  How policies are distributed

40. Certain fees received by principal
    underwriters..........................  How policies are distributed

41. (a) Business of each principal
    underwriter...........................  How policies are distributed

    (b) Branch offices of each principal
        underwriter.......................  N/A

    (c) Salesmen of each principal
        underwriter.......................  N/A

42. Ownership of trust's securities by
    certain persons.......................  N/A

43. Certain brokerage commissions received
    by principal underwriters.............  N/A

44. (a) Method of valuation...............  Your policy's accumulated value

    (b) Schedule as to offering price.....  How premiums work

    (c) Variation in offering price to
        certain persons...................  Monthly deductions

45. Suspension of redemption rights.......  Timing of payments, forms and requests

46.  (a) Redemption valuation..............    Withdrawals, surrenders and loans

     (b) Schedule as to redemption price...    Withdrawals, surrenders and loans

47.  Maintenance of position in
     underlying securities.................    Your investment options

V.   Information Concerning the Trustee
     or Custodian

48.  Organization and regulation               N/A
     of trustee............................

49.  Fees and expenses of trustees.........    N/A

50.  Trustee's lien........................    N/A

VI.  Information Concerning Insurance of
     Holders of Securities

51.  Insurance of holders of trust's
     securities............................    The death benefit

VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities........................    How our accounts work

     (b) Transactions involving elimination
         of underlying securities..........    How our accounts work

     (c) Policy regarding substitution or
         elimination of underlying
         securities........................    See Items 13(a) and 52(a)

     (d) Fundamental policy not otherwise
         covered...........................    N/A

53.  Tax status of trust...................    Variable life insurance and your
                                               taxes

VIII. Financial and Statistical Information

54. Trust's securities during last ten years...  N/A

55. N/A

56. Certain information regarding periodic
    payment plan certificates..................  N/A

57. N/A

58. N/A

59. Financial statements (Instruction 1(c)
    of "Instructions as to the Prospectus" of
    Form S-6)..................................  Financial statements

                                  PROSPECTUS


(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001027, as filed on May 1, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-002093, as filed on October 2, 2000, and incorporated by reference herein.)

      Supplement to Prospectus Dated May 1, 2000 for M's Versatile Product
           Flexible Premium Variable Insurance Policy (the "policy")
                    Issued by Pacific Life Insurance Company

                       This supplement changes the prospectus to reflect the following and restates information contained in a supplement dated October 2, 2000:

                      ---------------------------------------------------------
Eleven new variable    The following new investment options are added to the
investment options     chart on page 1 of the prospectus:
are available
                       .Blue Chip            .Strategic Value
                       .Aggressive Growth    .Focused 30
                       .Financial Services   .Capital Opportunities
                       .Health Sciences      .Mid-Cap Growth
                       .Technology           .Global Growth
                       .Telecommunications

                      ---------------------------------------------------------
The Bond and Income    The Bond and Income variable account terminated on
investment option      September 22, 2000.
is no longer
available              All references to the Bond and Income variable account,
                       investment option or portfolio are removed. References to the 21 variable investment options throughout the prospectus are changed to refer to 31 variable investment options.

                       Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                      ---------------------------------------------------------
The International      Lazard Asset Management is the portfolio manager of the
Value Portfolio has    International Value portfolio.
a new portfolio
manager

                      ---------------------------------------------------------
A portfolio manager    Mercury Asset Management US has changed its name to
has changed its        Mercury Advisors.
name

Supplement dated

                      ---------------------------------------------------------
An overview of M's     Other expenses
Versatile Product:
Fees and expenses      The table also shows the advisory fee and fund expenses
paid by the Pacific    as an annual percentage of each portfolio's average
Select Fund: Other     daily net assets for the year 2000, adjusted to reflect
expenses is            reduced custody fees. To help limit fund expenses,
replaced               effective July 1, 2000 we contractually agreed to waive
                       all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October
                       2, 2000, that do not exceed the previously established
                       0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $19,662 to the I-Net
                       Tollkeeper Portfolio, $12,631 to the Strategic Value
                       Portfolio, $4,849 to the Focused 30 Portfolio and
                       $15,042 to the Small-Cap Index Portfolio.

                    --------------------------------------------------------------------------
                                                                       Less
                                           Advisory Other    Total     adviser's     Total net
                    Portfolio              fee      expenses expenses+ reimbursement expenses
                    --------------------------------------------------------------------------
                                               As an annual % of average daily net assets
                    Blue Chip/1/           0.95     0.06     1.01       --           1.01
                    Aggressive
                     Growth/1/             1.00     0.06     1.06       --           1.06
                    Aggressive Equity      0.80     0.04     0.84       --           0.84
                    Emerging
                     Markets/2/            1.10     0.20     1.30       --           1.30
                    Diversified
                     Research              0.90     0.09     0.99       --           0.99
                    Small-Cap
                     Equity/2/             0.65     0.05     0.70       --           0.70
                    International
                     Large-Cap/2/          1.05     0.14     1.19       --           1.19
                    Equity                 0.65     0.04     0.69       --           0.69
                    I-Net
                     Tollkeeper/2/         1.50     0.13     1.63      (0.02)        1.61
                    Financial
                     Services/1/           1.10     0.15     1.25      (0.05)        1.20
                    Health Sciences/1/     1.10     0.11     1.21      (0.01)        1.20
                    Technology/1/          1.10     0.08     1.18       --           1.18
                    Telecommunications/1/  1.10     0.08     1.18       --           1.18
                    Multi-Strategy         0.65     0.04     0.69       --           0.69
                    Equity Income          0.65     0.04     0.69       --           0.69
                    Strategic Value        0.95     0.54     1.49      (0.44)        1.05
                    Growth LT              0.75     0.04     0.79       --           0.79
                    Focused 30             0.95     0.44     1.39      (0.34)        1.05
                    Mid-Cap Value          0.85     0.04     0.89       --           0.89
                    International  Value   0.85     0.11     0.96       --           0.96
                    Capital
                     Opportunities/1/      0.80     0.06     0.86       --           0.86
                    Mid-Cap Growth/1/      0.90     0.06     0.96       --           0.96
                    Global Growth/1/       1.10     0.19     1.29       --           1.29
                    Equity Index/2/        0.25     0.04     0.29       --           0.29
                    Small-Cap Index/2/     0.50     0.13     0.63      (0.02)        0.61
                    REIT                   1.10     0.05     1.15       --           1.15
                    Government
                     Securities/2/         0.60     0.05     0.65       --           0.65
                    Managed Bond/2/        0.60     0.05     0.65       --           0.65
                    Money Market/2/        0.34     0.04     0.38       --           0.38
                    High Yield Bond/2/     0.60     0.04     0.64       --           0.64
                    Large-Cap Value        0.85     0.05     0.90       --           0.90
                    --------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits were: 1.29% for Emerging Markets Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.18% for International Large-Cap Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.28% for Equity Index Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Government Securities Portfolio, 0.64% for Managed Bond Portfolio, 0.37% for Money Market Portfolio, and 0.63% for High Yield Bond Portfolio.
                       + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $850,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0067% or less of any portfolio's average daily net assets.

                      ---------------------------------------------------------
Your investment        The chart in Your investment options: Variable
options is amended     investment options is amended to add the following:

                    THE PORTFOLIO'S        THE PORTFOLIO'S                      PORTFOLIO
PORTFOLIO           INVESTMENT GOAL        MAIN INVESTMENTS                     MANAGER

Blue Chip           Long-term growth of    Equity securities of "blue chip"     A I M
                    capital. Current       companies--typically large companies
                    income is of           that are well established in their
                    secondary importance.  respective industries.


Aggressive Growth   Long-term growth of    Equity securities of small- and      A I M
                    capital.               medium-sized growth companies.



Financial Services  Long-term growth of    Equity securities in the financial   INVESCO
                    capital.               services sector. Such companies
                                           include banks, insurance companies,
                                           brokerage firms and other finance-
                                           related firms.


Health Sciences     Long-term growth of    Equity securities in the health      INVESCO
                    capital.               sciences sector. Such as companies
                                           that develop, produce or distribute
                                           products or services related to
                                           health care.


Technology          Long-term growth of    Equity securities in the technology  INVESCO
                    capital.               sector. Such companies include
                                           biotechnology, communications,
                                           computers, electronics, Internet
                                           telecommunications, networking,
                                           robotics and video.

Telecommunications  High total return.     Equity securities in the             INVESCO
                                           telecommunications sector. Such as
                                           companies that offer telephone
                                           service, wireless communications,
                                           satellite communications, television
                                           and movie programming, broadcasting
                                           and Internet access.

Strategic Value     Long-term growth of    Equity securities with the potential Janus Capital
                    capital.               for long-term growth of capital.     Corporation



Focused 30          Long-term growth of    Equity securities selected for their Janus Capital
                    capital.               growth potential.                    Corporation



Capital             Long-term growth of    Equity securities with the potential MFS
 Opportunities      capital.               for long-term growth of capital.



Mid-Cap Growth      Long-term growth of    Equity securities of medium-sized    MFS
                    capital.               companies believed to have above-
                                           average growth potential.



Global Growth       Capital appreciation.  Equity securities of any size        MFS
                                           located within and outside of the
                                           U.S.

                      ---------------------------------------------------------
Telephone              You may enroll in or give instructions regarding the
transactions is        dollar cost averaging or portfolio rebalancing program
changed to             by telephone if we have your completed telephone
Telephone and          authorization on file.
electronic
transactions
                       In early 2001, certain registered representatives will
                       be able to give us instructions electronically if
We expect to make      authorized by you. You may appoint your registered
the electronic         representative to give us instructions on your behalf
transaction feature    by completing and filing an updated telephone and
available in early     electronic authorization with us.
2001. Please ask
your registered
representative for     Transactions made electronically will be subject to the
more information.      same procedures, restrictions and risks as those made
                       by telephone. Sometimes your electronic transactions will not be able to reach us. For example, our website may be busy because of unusual market activity or a significant economic or market change, or telephone lines or the Internet are out of service due to severe weather conditions or other emergencies.

                      ---------------------------------------------------------
The death benefit:     In New Jersey, the Accounting benefit rider is known as
Optional riders is     the Term insurance rider.
amended

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 111 pages.

Supplement dated October 2, 2000 to prospectus dated May 1, 2000 consisting of 2 pages.

Supplement dated _________________ to prospectus dated May 1, 2000 consisting of 4 pages

The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940. The Signatures.
Written consent of the following person (included in the exhibits shown below):

Deloitte & Touche, LLP, Independent Auditors
Dechert Price & Rhoads, Outside Counsel
The following exhibits:

1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-ART) /1/

       (c) Accounting Benefit Rider (form R98-ABR) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-SPT) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) M&E Risk Charge Endorsement /4/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    (a) Participation Agreement between Pacific Life Insurance Company and
             Pacific Select Fund /4/
         (b) M Fund, Inc. Participation Agreement with Pacific Life Insurance Company /4/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Consent of Deloitte & Touche LLP /5/

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary

    (b) Form of Illustration of Policy Benefits

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /4/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on August 10,
    1998, File No. 333-61135, Accession Number 0001017062-98-001706.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement on Form S-6 via EDGAR on April 27, 1999, File No. 333-61135, Accession Number 0001017062-99-000722.

/4/ Filed as part of Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

/5/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 via EDGAR on May 1, 2000, File No. 333-61135, Accession Number 0001017062-00-001027.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certfies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 30th day of November, 2000.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certfies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 30th day of November, 2000.

                                         BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2000
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2000
Lynn C. Miller*

*BY: /s/ DAVID R. CARMICHAEL                                         November 30, 2000
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and
 incorporated by reference herein.